Other assets (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Other Assets [Abstract]
Disclosure of other non-current assets [text block]
	March 31, 2019	March 31, 2018
Non current
Other deposits and receivables	1,831,937	1,108,532
	1,831,937	1,108,532

Financial assets included in other assets	347,189	360,378